UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C 20549
FORM 13F
FORM 13F COVER PAGE


TYPE

13F HR


PERIOD

06/30/08


FILER



SROS

NONE


SUBMISSION CONTACT


NAME

E. Hurley

PHONE

7812377170

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this
Report:


Name:

Beaumont Financial Partners, LLC


Address:

20 Walnut Street, Suite One

Wellesley Hills, MA  02481


13F File Number:

028-11748

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:

David Meade Haviland

Title:

Class A Member

Phone:

7812377170

Signature,
Place,
and Date of Signing:


David Meade Haviland

Wellesley Hills, MA

August 14, 2008



Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
0

Form 13F Information Table Entry Total:

71

Form 13F Information Table Value Total:

$234,153  (thousands)

 FORM 13F INFORMATION TABLE
									Value		SHARES/		SH/	PUT/	INVSTMT		OTHER	  	   VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$ 1000)	PRN  AMT	PRN	CALL	DSCRETN		MANAGERS	SOLE	SHARED	 NONE
3M				COM			88579Y101	273		3920.4		SH		SOLE						3920.4
ABBOTT LABORATORIES INC		COM			002824100	6119		115512.7	SH		SOLE						115512.7
ANADARKO PETROLEUM CORP		COM			032511107	299		3990.0		SH		SOLE						3990.0
AT&T				COM			00206R102	9484		281501.0	SH		SOLE						281501.0
BARCLAYS BANK PLC		SP ADR 7.1 PF		06739H776	2219		105950.0	SH		SOLE						105950.0
BARCLAY DJAIG CMDTY 		ETN			06738C778	1053		14730.0		SH		SOLE						14730.0
BERKSHIRE HATHAWAY A		CLASS A			084670207	662		165.0		SH		SOLE						165.0
BOSTON PRIVATE FINANCIAL	COM			101119105	244		4300.0		SH		SOLE						4300.0
CELGENE CORP			COM			151020104	1473		23055.0		SH		SOLE						23055.0
CENTRAL FUND CDA LTD		CL A			153501101	16208		1251555.0	SH		SOLE						1251555.0
CHEVRON CORP			COM			166764100	1416		14283.0		SH		SOLE						14283.0
CLAYMORE ETF TRUST		CDN ENERGY		18383Q606	531		16567.6		SH		SOLE						16567.6
COCA COLA CO			COM			191216100	453		8719.0		SH		SOLE						8719.0
COLGATE-PALMOLIVE CO		COM			194162103	8473		122626.1	SH		SOLE						122626.1
CURRENCYSHS JAPANESE YEN TR	JAPANESE YEN TR		23130A102	4737		50445.0		SH		SOLE						50445.0
CVS CAREMARK CORP		COM			126650100	396		10000.0		SH		SOLE						10000.0
DEVON ENERGY CORP		COM			25179M103	263		90685.0		SH		SOLE						90685.0
DOMINION RESOURCES INC VA 	COM			25746U109	221		4650.0		SH		SOLE						4650.0
EMC CORP MASS			COM			268648102	624		42479.0		SH		SOLE						42479.0
ENCANA CORP			COM			292505104	8270		90950.4		SH		SOLE						90950.4
ENERPLUS RES TRUST		TRUST UNIT		29274D604	13673		295702.20	SH		SOLE						295702.20
EXELON				COM			30161N101	499		5550.0		SH		SOLE						5550.0
EXXON MOBIL CORP		COM			30231G102	3254		36924.9		SH		SOLE						36924.9
GAMMON GOLD INC			COM			364915108	9492		874839.0	SH		SOLE						874839.0
GENERAL ELECTRIC CO		COM			369604103	8157		305633.3	SH		SOLE						305633.3
GOLDCORP INC			COM			380956177	210		4546.0		SH		SOLE						4546.0
ILLINOIS TOOL WORKS INC		COM			452308109	240		5050.0		SH		SOLE						5050.0
INTL BUSINESS MACH		COM			459200101	3349		28257.0		SH		SOLE						28257.0
ISHARES MSCI EMERGING MKTS	COM			464287234	1013		7467.0		SH		SOLE						7467.0
ISHARES MSCI S KOREA		COM			464286772	2363		46296.0		SH		SOLE						46296.0
ISHARES S&P MIDCAP		COM			464287705	829		11200.0		SH		SOLE						11200.0
ISHARES US PREFERRED STOCK	COM			4642288687	345		8592.2		SH		SOLE						8592.2
JOHNSON &  JOHNSON		COM			478160104	8780		136495.4	SH		SOLE						136495.4
KIMBERLY CLARK			COM			494368103	2444		40890.0		SH		SOLE						40890.0
KINROSS GOLD			COM			496902904	3213		136100.0	SH		SOLE						136100.0
MACQUARIE INFRASTRUCTURE	SH BEN INT		55607X108	260		10300.0		SH		SOLE						10300.0
MANULIFE FINANCIAL CORP		COM			56501R106	684		19708.0		SH		SOLE						19708.0
MCDONALDS CORP			COM			580135101	1573		27983.9		SH		SOLE						27983.9
MEDTRONIC INC			COM			585055106	3123		60357.0		SH		SOLE						60357.0
MEMC ELCTR MATLS INC		COM			552715104	1408		22800.0		SH		SOLE						22800.0
MICROSOFT CORP			COM			594918104	7201		261764.5	SH		SOLE						261764.5
NATIONAL WESTMEINSTER		ADR PREF B		638539882	685		31550.0		SH		SOLE						31550.0
NSTAR 				COM			67019E107	10047		297075.0	SH		SOLE						297075.0
OCCIDENTAL PETE CORP DEL	COM			674599105	354		3935.0		SH		SOLE						3935.0
PENN WEST ENERGY TRUST		TRUST UNIT		707885109	11231		331877.0	SH		SOLE						5467.0
PFIZER				COM			717081103	246		14058.3		SH		SOLE						14058.3
PHILIP MORRIS INC		COM			718172109	248		5017.0		SH		SOLE						5017.0
PLAINS ALL AMERICAN PIPELINE	COM			726503105	257		5700.0		SH		SOLE						5700.0
POWERSHARES ETF TRUST		COM			73936B958	3281		80665.0		SH		SOLE						80665.0
POWERSHARES ETF TRUST		WATER RESOURCE		73935X575	5477		264463.5	SH		SOLE						264463.5
POWERSHARES ETF TRUST		INTL DIV ACH		73935X716	1858		106247.4	SH		SOLE						106247.4
POWERSHARES ETF TRUST		GLOBAL WATER PORT	73936T623	3914		182070.0	SH		SOLE						182070.0
POWERSHARES ETF TRUST		GLOBAL CLEAN ENERGY	73936T615	5772		210655.0	SH		SOLE						210655.0
PPG INDUSTRIES INC.		COM			693506107	7775		135530.0	SH		SOLE						135530.0
PROCTER & GAMBLE CO		COM			742718109	6385		105005.8	SH		SOLE						105005.8
ROYAL BANK SCOTLAND		ADR PREF F		780097804	955		44175.0		SH		SOLE						44175.0
SCHLUMBERGER LTD		COM			806857108	377		3506.0		SH		SOLE						3506.0
SELECT SECTOR SPDR TR		SBI CONS STAPLES	81369Y308	3051		114052.1	SH		SOLE						114052.1
SELECT SECTOR SPDR TR		SBI INT ENERGY		81369Y506	257		2900.0		SH		SOLE						2900.0
SELECT SECTOR SPDR TR		S&P OILGAS EXP		78464A730	1356		19290.1		SH		SOLE						19290.1
SPDR INDEX			S&P BRIC 40 ETF		78463X798	5402		180617.0	SH		SOLE						180617.0
SUNCOR ENERGY INC		COM			867229106	12064		207577.0	SH		SOLE						207577.0
TEXAS INSTRUMENTS INC		COM			882508104	335		11900.0		SH		SOLE						11900.0
UNITED PARCEL SERVICE INC	CLASS B			911312106	398		6480.0		SH		SOLE						6480.0
UNITED TECHNOLOGIES CORP	COM			913017019	4055		65729.0		SH		SOLE						65729.0
VANGUARD FUNDS			GROWTH ETF		922908736	861		14540.9		SH		SOLE						14540.9
VERIZON COMMUNICATIONS		COM			92343V104	440		12433.2		SH		SOLE						12433.2
WISDOM TREE			CHINESE YUAN ETF	97717W182	4255		166600.0	SH		SOLE						166600.0

